Fair Value Measurements - Fair Value Measurement Inputs and Valuation Techniques (Details) - Level 3 - Nonrecurring $ in Thousands	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Discounted cash flow analysis
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loans	$ 3,883	$ 3,931	$ 2,496
Discounted cash flow analysis | Weighted Average | Market rate for borrower
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loans, measurement input	0.050	0.050	0.052	0.054
Discounted cash flow analysis | Maximum | Market rate for borrower
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loans, measurement input	0.085	0.085	0.06	0.06
Discounted cash flow analysis | Minimum | Market rate for borrower
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loans, measurement input	0.036	0.036	0.045	0.04
Discounted appraised value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loans				$ 15,106
Discounted appraised value | Weighted Average | Discounted appraised value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loans, measurement input				0.080
Discounted appraised value | Maximum | Discounted appraised value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loans, measurement input				0.09
Discounted appraised value | Minimum | Discounted appraised value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loans, measurement input				0.07